Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income and Expenses
Schedule of finance income and expenses

	2023	2022
Finance income
Interest	$52.3	$12.6
	$52.3	$12.6
Finance expenses
Standby charges	$2.3	$2.2
Amortization of debt issue costs	0.5	0.9
Accretion of lease liabilities	0.1	0.1
	$2.9	$3.2